Share-based compensation (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) unit_item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share-based Compensation [Abstract]
Number of share based compensation plans | unit_item	3
Compensation cost	$ 3,382,628	$ 4,894,478	$ 7,828,255
Tax benefit recognized upon the recognition of compensation cost	$ 0